SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Land	$ 324,293	$ 324,293
Buildings	5,495,150	5,611,723
Machinery and equipment	12,293,112	10,524,343
Autos and trucks	307,227	247,356
Fixed assets,Gross	18,419,782	16,707,715
Accumulated depreciation	(3,376,067)	(1,909,612)
Fixed assets, net	$ 15,043,715	$ 14,798,103